Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 3,184,794	$ 14,072,850	$ 15,229,329	$ (17,279,776)
Interest earned on marketable securities held in Trust Account	(6,753)	(1,868)	(7,577)	(1,204)
Change in fair value of warrant liabilities	(3,597,824)	(14,212,500)	(15,903,000)	17,100,000
Transaction costs allocable to the warrant liabilities				112,550
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(42,125)	(25,796)	43,482	(51,815)
Accounts payable and accrued expenses	223,936	26,816	134,927	4,550
Net cash used in operating activities	(237,972)	(140,498)	(502,839)	(115,695)
Cash Flows from Investing Activities:
Investment of cash in Trust Account				(75,750,000)
Net cash used in financing activities				(75,750,000)
Cash Flows from Financing Activities:
Proceeds from promissory note – related party				42,186
Proceeds from sale of ordinary shares, net of underwriting discounts paid				73,500,000
Proceeds from sale of Private Warrants				3,750,000
Payment of offering costs				(324,982)
Repayment of promissory note – related party				(194,830)
Net cash provided by financing activities				76,772,374
Net Change in Cash	(237,972)	(140,498)	(502,839)	906,679
Cash – Beginning	404,345	907,184	907,184	505
Cash – Ending	166,373	766,686	404,345	907,184
Non-cash Investing and Financing Activities:
Change in value of ordinary shares subject to redemption	$ (8,781)	$ 3,072	7,577	1,204
Deferred underwriting fees payable				$ 2,250,000